Operating Assets and Liabilities - Future minimum payments under our leases (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of operating lease payments [abstract]
Future minimum payments under our leases	kr 487	kr 394	kr 216
Cash outflow for leases	70	53	38
Office and laboratory space | DENMARK
Disclosure of maturity analysis of operating lease payments [abstract]
Future minimum payments under our leases		337
Estimated capital expenditures to fit out the space		40
Office and laboratory space | UNITED STATES
Disclosure of maturity analysis of operating lease payments [abstract]
Future minimum payments under our leases			113
Estimated capital expenditures to fit out the space			74
Office and laboratory space | NETHERLANDS
Disclosure of maturity analysis of operating lease payments [abstract]
Future minimum payments under our leases			119
Estimated capital expenditures to fit out the space			23
Not later than one year [member]
Disclosure of maturity analysis of operating lease payments [abstract]
Future minimum payments under our leases	74	53	32
1 to 3 years
Disclosure of maturity analysis of operating lease payments [abstract]
Future minimum payments under our leases	109	85	64
More than 3 years but less than 5 years
Disclosure of maturity analysis of operating lease payments [abstract]
Future minimum payments under our leases	97	62	27
Later than five years [member]
Disclosure of maturity analysis of operating lease payments [abstract]
Future minimum payments under our leases	kr 207	kr 194	kr 93